Finance leases (Tables)	6 Months Ended
Jun. 30, 2019
Finance Leases [Abstract]
Schedule Of Principal Balance Outstanding
	As at
	Jun 30, 2019	Dec 31, 2018
River Hudson LLC	-	10,380,600
Japanese Leases No.1 and 2	33,832,800	36,253,400
Japanese Lease No.3	16,687,500	17,870,500
CMBFL Leases No.1 to 4	83,680,076	87,496,402
Ocean Yield ASA	63,880,620	66,563,040
Japanese Lease No.4	25,020,695	26,061,943
China Huarong Leases	49,129,366	51,555,997
Total minimum finance lease payments	272,231,057	296,181,882
Amounts representing interest and deferred finance fees	(47,728,558)	(54,705,784)
Net minimum finance lease payments	224,502,499	241,476,098
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Adjusted net minimum finance lease payments	221,622,499	238,596,098

Current portion of finance lease obligations	18,438,015	26,589,017
Current portion of deferred finance fees	(694,830)	(739,817)
Non-current portion of finance lease obligations	209,723,850	218,985,447
Non-current portion of deferred finance fees	(2,964,536)	(3,358,549)
Total finance lease obligations	224,502,499	241,476,098
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	221,622,499	238,596,098

Schedule Of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the finance leases as at June 30, 2019, were as follows:

As at
Jun 30, 2019
2019	13,582,115
2020	26,868,102
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024 - 2030	140,757,796
Total minimum lease payments	272,231,057
Less amounts representing interest and deferred finance fees	(47,728,558)
Net minimum lease payments	224,502,499
Amount receivable in respect of finance leases	(2,880,000)
Adjusted net minimum lease payments	221,622,499